Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

NOTE N — Leases

CTS incurred rent expense of approximately $7.0 in 2011, $6.9 million in 2010, and $7.5 million in 2009. The future minimum lease payments under the Company’s lease agreements are $6.4 million in 2012, $5.4 million in 2013, $3.7 million in 2014, $2.8 million in 2015, $1.5 million in 2016, and $4.0 million thereafter. Future sub-lease income is $0.3 million in 2012 and $0.1 million in 2013. Some of CTS’ operating leases include renewal options and escalation clauses.